ROPES & GRAY LLP PRUDENTIAL TOWER 800 BOYLSTON STREET BOSTON, MA 02199 WWW.ROPESGRAY.COM
December 21, 2012
BY EDGAR
Securities and Exchange Commission
Division of Investment Management
100 F Street, N.E.
Washington, DC 20549-1090

Re:	Allianz Funds Multi-Strategy Trust (the “Trust”) (Registration Nos. 333-148624 and 811-22167)
Ladies and Gentlemen:
     Pursuant to Rule 497(j) under the Securities Act of 1933, as amended (the “Securities Act”), the undersigned has been authorized by the Trust to submit this filing in lieu of a filing under Rule 497(c) under the Securities Act, and to certify that:
     1. the definitive form of Prospectuses, each dated December 17, 2012 with respect to two series of the Trust, namely the AllianzGI Dynamic Emerging Multi-Asset Fund and AllianzGI Multi-Asset Real Return Fund (the “Funds”), do not differ from those contained in the most recent amendment to the Funds’ registration statement on file with the Commission; and
     2. the text of the most recent amendment to the Funds’ registration statement was filed electronically with the Commission on December 14, 2012 pursuant to Rule 485(b) under the Securities Act.
     Please contact me at (617) 235-4814 with any questions or comments regarding this matter.
Kind regards,
/s/ Chetan Aras
Chetan Aras, Esq.

cc:	Brian S. Shlissel Thomas J. Fuccillo, Esq. Debra Rubano, Esq. David C. Sullivan, Esq. George B. Raine, Esq. Maureen A. Meredith, Esq.